Convertible Notes and Warrants (Tables)	3 Months Ended
Mar. 31, 2025
Convertible Notes and Warrants [Abstract]
Schedule of the Debt for the Respective Periods
	March 31, 2025	December 31, 2024
December 2024 Initial Investor Note	$20,000,000	$20,000,000
Convertible debt, gross	20,000,000	20,000,000
Less:
Debt discount, net of amortization	6,213,572	6,636,805
Debt issuance costs, net of amortization	1,507,602	1,610,291
Convertible debt, net	12,278,826	11,752,904
Less: Current portion of long-term debt	—	11,752,904
December 2024 convertible note, net – long-term	$12,278,826	$—
	March 31, 2025	December 31, 2024
March 2025 Investor Note	$46,279,500	$—
Fair value adjustment	6,534,143	—
March 2025 investor note – related party	$52,813,643	$—